Average Annual Total Returns - Delaware Tax-Free Arizona Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	5.21%	3.91%	4.63%	0.46%	2.77%	3.91%	0.45%	2.77%	3.88%	1.38%	2.84%	3.81%	3.53%	2.94%	3.61%	5.50%	3.98%	4.98%	Dec. 31, 2013